ACCOUNTS PAYABLE, NON-CURRENT (Details) - Schedule of accounts payable, non-current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Payable Non Current Abstract
Aircraft and engine maintenance	$ 249,710	$ 276,816
Fleet (JOL)	40,000	124,387
Airport and Overflight Taxes	19,866	26,321
Provision for vacations and bonuses	16,539	14,545
Other sundry liabilities	169	30,357
Total accounts payable, non-current	$ 326,284	$ 472,426